UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
February 6, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: $256,843 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     9119   108280 SH       SOLE                108280
AFLAC Inc.                     COM       001055102      393     6275 SH       SOLE                  6275
America Movil                  ADR       02364W105     9940   162199 SH       SOLE                162199
Anheuser Busch Inc             COM       035229103      745    14238 SH       SOLE                 14238
Apache Corp.                   COM       037411105     9963    92708 SH       SOLE                 92708
BP PLC                         ADR       055622104      577     7884 SH       SOLE                  7884
Becton Dickinson & Co.         COM       075887109     6879    82035 SH       SOLE                 82035
Berkshire Hathaway Class B     COM       084670207    10199     2160 SH       SOLE                  2160
Best Buy Co.                   COM       086516101     7701   146770 SH       SOLE                146770
Capital One Financial Corporat COM       14040H105     3127    66167 SH       SOLE                 66167
Charles River Labs Internation COM       159864107      910    13825 SH       SOLE                 13825
ChevronTexaco Corp             COM       166764100      344     3688 SH       SOLE                  3688
Cisco Systems, Inc.            COM       17275R102     9726   359704 SH       SOLE                359704
Citigroup Inc                  COM       172967101     3716   126214 SH       SOLE                126214
Coca Cola Co.                  COM       191216100     9982   162469 SH       SOLE                162469
Comcast Corp Cl A              COM       20030N101     4285   234679 SH       SOLE                234679
Danaher Corporation            COM       235851102     9221   105291 SH       SOLE                105291
Dover Corp.                    COM       260003108     1363    29570 SH       SOLE                 29570
Eli Lilly Co Inc               COM       532457108      364     6810 SH       SOLE                  6810
Exxon Mobil Corporation        COM       30231G102     1912    20410 SH       SOLE                 20410
Fiserv Inc.                    COM       337738108    10424   188087 SH       SOLE                188087
Fomento Economico Mexico S.A.B COM       344419106     6565   172155 SH       SOLE                172155
General Electric               COM       369604103     7677   207302 SH       SOLE                207302
ITT Industries                 COM       450911102     1339    20280 SH       SOLE                 20280
International Business Machine COM       459200101      581     5376 SH       SOLE                  5376
JP Morgan Chase & Co.          COM       46625H100      346     7933 SH       SOLE                  7933
Johnson & Johnson              COM       478160104    10638   159483 SH       SOLE                159483
Kansas City Southern Industrie COM       485170302     8342   243845 SH       SOLE                243845
Linear Technology Corp.        COM       535678106     6236   196260 SH       SOLE                196260
McDonald's Corp.               COM       580135101     8660   147071 SH       SOLE                147071
Medtronic, Inc.                COM       585055106     8365   166464 SH       SOLE                166464
Microsoft Corp.                COM       594918104    11715   329414 SH       SOLE                329414
Novartis AG                    ADR       66987V109    10312   189747 SH       SOLE                189747
Pfizer                         COM       717081103      291    12796 SH       SOLE                 12796
Procter & Gamble               COM       742718109      395     5374 SH       SOLE                  5374
Sasol LTD                      ADR       803866300     8759   177016 SH       SOLE                177016
Staples Inc.                   COM       855030102     6011   260575 SH       SOLE                260575
Target Corp.                   COM       87612E106     6634   132765 SH       SOLE                132765
Toyota Motor Co                ADR       892331307     5548    52285 SH       SOLE                 52285
United Parcel Service          COM       911312106     6610    93599 SH       SOLE                 93599
UnitedHealth Group             COM       91324P102    10535   181157 SH       SOLE                181157
Wal-Mart Stores                COM       931142103      991    20845 SH       SOLE                 20845
Walgreen Co                    COM       931422109     5385   141885 SH       SOLE                141885
Wells Fargo                    COM       949746101     8209   272675 SH       SOLE                272675
Zimmer Holdings Inc            COM       98956P102     5809    87703 SH       SOLE                 87703